CONVERTIBLE NOTES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total interest expense	$ 43,101	$ 42,629	$ 172,883	$ 183,473
Notes 2012 [Member]
Debt Instrument [Line Items]
Total interest expense	3,738	3,699	15,000	25,854
March 2013 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	14,024	13,870	56,250	56,250
July 2013 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	4,571	4,521	18,333	18,333
September 2013 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	17,340	17,149	69,550	69,550
January 2014 Notes [Member]
Debt Instrument [Line Items]
Total interest expense	$ 3,428	$ 3,390	$ 13,750	$ 13,486